Nonfinancial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Non-financial assets and liabilities
Other Non-financial Assets
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Non-current:

Tax credits	62,648	432,172
Income tax credits	277,067	291,743
Prepayments to vendors	4,511	6,809
	344,226	730,724

Current:

Upfront payments of inventories purchases	73,361	178,664
Prepayment insurance	1,144,494	176,076
Tax credits	1,085,901	949,785
Other	49,536	54,492
	2,353,292	1,359,017

Other Non-financial Liabilities
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Non-current:

VAT payable	5,220,955	7,663,981
Tax on bank account transactions payable	196,041	266,948
	5,416,996	7,930,929

Current:

VAT payable	3,029,875	2,832,205
Turnover tax payable	30,237	81,275
Income tax withholdings payable	57,982	60,052
Concession fees and royalties	43,447	94,969
Tax on bank account transactions payable	161,580	326,007
Other	34,511	3,487
	3,357,632	3,397,995

Compensation And Employee Benefits Liabilities
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Non-current:

Employee long-term benefits	341,835	474,880

Current:

Employee long-term benefits	129,593	-
Vacation and statutory bonus	630,962	623,845
Contributions payable	194,114	194,777
Bonus accrual	620,156	671,793
Other	57,357	47,558
	1,632,182	1,537,973

Defined Benefit Obligation
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Benefit plan expenses

Cost of interest	35,443	34,711
Cost of service for the current year	206,695	150,484
Expense recognized during the year	242,138	185,195

Defined benefit obligation at beginning of year	474,880	471,152

Cost of interest	180,089	133,155
Cost of service for the current year	30,880	30,712
Actuarial gains	(387)	(11,277)
Benefits paid	(53,767)	(23,787)
Decrease due to gain on net monetary position	(160,267)	(125,075)
Defined benefit obligation at end of year	471,428	474,880

Main Key Assumptions Used To Determine The Obligations
Main key assumptions used	2021	2020

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

One Percentage Point Change In The Discount Rate
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2021 year-end	(36,376)	42,671
Effect on the benefit obligation as of the 2020 year-end	(37,364)	43,932

One Percentage Point Change In The Annual Salary
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2021 year-end	39,692	(34,463)
Effect on the benefit obligation as of the 2020 year-end	40,928	(35,452)